OTHER (INCOME) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER (INCOME) EXPENSES [Abstract]
Schedule of Other (Income) Expenses

	Year ended December 31,
	2014	2013	2012
	$	$	$

Gain on prior years subcontract provision	-	-	(323)
Capital loss on disposal of property and equipment	-	-	-
Doubtful debt provision	1,225	358	1,595
Gain on extinguishment of debts (*)	-	-	(187)
Expenses related with SmartID acquisition	-	149	-
Total	1,225	507	1,085

(*)	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.).

Summary of the Allowance for Doubtful Accounts
	Balance at beginning of period	provision during period	Balance at end of period
	$	$	$

2012	134	1,592	1,726
2013	1,726	358	2,084
2014	2,084	2,306	4,390